Consolidated Statements of Changes in Stockholders’ Equity - MXN ($) $ in Thousands	Common stock		Share premium account		Retained earnings		Other comprehensive income		Non- controlling interest		Total
Balance beginning at Dec. 31, 2021	$ 321,312		$ 6,659		$ 856,994		$ 583		$ 14,655		$ 1,200,203
Other capital movements			(19,330)								(19,330)
Movements in non-controlling interest									(10,879)		(10,879)
Dividends paid					(949,610)						(949,610)
Total comprehensive income for the year					872,557		6,932		(2,593)		876,896	[1]
Balance ending at Dec. 31, 2022	321,312		(12,671)		779,941		7,515		1,183		1,097,280
Other capital movements			(3,699)		8,231						4,532
Movements in non-controlling interest									(93)		(93)
Dividends paid					(648,735)						(648,735)
Total comprehensive income for the year					1,039,287		(26,709)		(2,723)		1,009,855	[1]
Balance ending at Dec. 31, 2023	321,312	[2]	(16,370)	[2]	1,178,724	[2]	(19,194)	[2]	(1,633)	[2]	1,462,839	[3]
Other capital movements			(8,894)								(8,894)
Movements in non-controlling interest									117		117
Dividends paid					(998,054)						(998,054)
Total comprehensive income for the year					711,728		(4,882)		(206)		706,640
Balance ending at Dec. 31, 2024	$ 321,312		$ (25,264)		$ 892,398		$ (24,076)		$ (1,722)		$ 1,162,648

[1]	Details of the restatement are shown in note 2b.
[2]	Details of the restatement are shown in note 2b.
[3]	Details of the restatement are shown in note 2b.